GOVERNMENT GRANTS	12 Months Ended
Mar. 31, 2023
Disclosure Of Government Grants [Abstract]
GOVERNMENT GRANTS [Text Block]

20. GOVERNMENT GRANTS

The Company has entered into agreements with various government agencies under which the Company is entitled to receive assistance and cost recoveries for specific research and development activities. During the year, the Company was successful in securing funding with the National Research Council for the Industrial Research Assistance Program for an HVAC project which included funding to offset both labour and third-party testing costs. At year end, a receivable of $151,440 was recorded which was received subsequent to year end.